Morgan, Lewis & Bockius LLP 2020 K Street, NW Washington, District of Columbia 20006-1806 Tel. 202.373.6000 Fax: 202.373.6001 www.morganlewis.com

W. John McGuire

+1.202.373.6799

wjmcguire@morganlewis.com

September 11, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	SPDR® Index Shares Funds (File Nos. 333-92106 and 811-21145)

Filing Pursuant to Rule 485(b)

Ladies and Gentlemen:

On behalf of our client, SPDR® Index Shares Funds, a Massachusetts voluntary association (commonly known as a “business trust”) (the “Trust”), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933 and under the Investment Company Act of 1940, Post-Effective Amendment No. 106 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto (“PEA No. 106”). The purpose of PEA No. 106 is to: (i) incorporate comments received from the Staff to the Trust’s PEA No. 95 filed on May 21, 2015; and (ii) make other non-material changes to the Prospectus and Statement of Additional Information for the Trust’s SPDR STOXX Europe 50 Currency Hedged ETF and SPDR S&P International Dividend Currency Hedged ETF.

I hereby certify that PEA No. 106 does not contain disclosure that renders it ineligible to be filed under Rule 485(b).

Please feel free to contact me at 202.373.6799 with your questions or comments.

Sincerely,

/s/ W. John McGuire
W. John McGuire

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